Financial Instruments and Fair Value Measures	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments and Fair Value Measures
Note 16. Financial Instruments and Fair Value Measures
Our credit, market and foreign currency risk management policies are described in Note 19, Financial Instruments and Fair Value Measures, to the Consolidated Financial Statements for the year ended December 31, 2022 included in our 2022 Form 10-K. As of March 31, 2023 and December 31, 2022, we had contracts with aggregate gross notional amounts of $2,734 million and $2,621 million, respectively, to hedge interest rates and foreign currencies, principally the U.S. Dollar, Swiss Franc, British Pound, Euro, Chinese Yuan, Japanese Yen, Mexican Peso, New Romanian Leu, Czech Koruna, Australian Dollar and Korean Won.
Fair Value of Financial Instruments
The FASB’s accounting guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Financial and nonfinancial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2023 and December 31, 2022:

			Fair Value
	Notional Amounts		Assets			Liabilities
	March 31, 2023	December 31, 2022	March 31, 2023	December 31, 2022		March 31, 2023	December 31, 2022
Designated instruments:
Designated forward currency exchange contracts	$529	$565	$18	$22	(a)	$6	$6	(c)
Designated cross-currency swap	715	715	60	74	(b)	—	—
Total designated instruments	1,244	1,280	78	96		6	6
Undesignated instruments:
Undesignated interest rate swap	1,043	1,024	69	76	(b)	—	—
Undesignated forward currency exchange contracts	447	317	2	4	(a)	6	2	(c)
Total undesignated instruments	1,490	1,341	71	80		6	2
Total designated and undesignated instruments	$2,734	$2,621	$149	$176		$12	$8
(a) Recorded within Other current assets
(b) Recorded within Other assets
(c) Recorded within Accrued liabilities
As of March 31, 2023, the Company had outstanding interest rate swaps with an aggregate notional amount of €960 million, with maturities of April 2023, April 2024, April 2025, April 2026, April 2027 and April 2028. The Company uses interest rate swaps specifically to mitigate variable interest risk exposure on its long-term debt portfolio and has not designated them as hedging instruments for accounting purposes.
The cross-currency swaps have been designated as net investment hedges of its Euro-denominated operations. As of March 31, 2023, an aggregate notional amount of €606 million was designated as net investment hedges of the Company’s investment in Euro-denominated operations. The cross-currency swaps’ fair values were net assets of $60 million at March 31, 2023. Our Consolidated Interim Statements of Comprehensive Income include Changes in fair value of net investment hedges, net of tax, of $(5) million and $13 million, during the three months ended March 31, 2023 and 2022, respectively, related to these net investment hedges. No ineffectiveness has been recorded on the net investment hedges.
The Company's forward currency exchange contracts under our cash flow hedging program are assessed as highly effective and are designated as cash flow hedges. Gains and losses on derivatives qualifying as cash flow hedges are recorded in Accumulated other comprehensive income until the underlying transactions are recognized in earnings.
The foreign currency exchange, interest rate swap and cross-currency swap contracts are valued using market observable inputs. As such, these derivative instruments are classified within Level 2. The assumptions used in measuring the fair value of the cross-currency swap are considered Level 2 inputs, which are based upon market-observable interest rate curves, cross-currency basis curves, credit default swap curves, and foreign exchange rates.
The carrying value of Cash, cash equivalents and restricted cash, Account receivables and Notes and Other receivables contained in the Consolidated Interim Balance Sheet approximates fair value.
The following table sets forth the Company’s financial assets and liabilities that were not carried at fair value:

	March 31, 2023		December 31, 2022
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(Dollars in millions)
Term Loan Facilities	$1,164	$1,168	$1,156	$1,151
The Company determined the fair value of certain of its long-term debt and related current maturities utilizing transactions in the listed markets for similar liabilities. As such, the fair value of the long-term debt and related current maturities is considered Level 2.